Share-Based Compensation Plan - Assumptions (Details) - Stock options - Incentive Plan 2017	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	64.40%	50.40%	41.80%
Risk-free interest rate	0.80%	1.50%	2.60%
Expected life of stock options granted during the period (years)	6 years	6 years	6 years